Business, Liquidity and Capital Resources	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Business, Liquidity and Capital Resources

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Experience Investment Corp. (the “Company” or “EIC”), our predecessor, was incorporated in Delaware on May 24, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Merger and PIPE Investment

On May 7, 2021 (the “Closing Date”), the registrant consummated the previously announced transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated December 14, 2020, by and among EIC, Experience Merger Sub, Inc., a wholly owned subsidiary of EIC (“Merger Sub”), and Blade Urban Air Mobility, Inc., a Delaware corporation (“Blade”). The Merger Agreement provided for the acquisition of Blade by EIC pursuant to the merger of Merger Sub with and into Blade (the “Merger”), with Blade continuing as the surviving entity and a wholly owned subsidiary of EIC. See Note 6 for a description of the Merger and PIPE investment.

Business Prior to the Business Combination

Prior to the Business Combination, the Company had one subsidiary, Merger Sub, a direct wholly-owned subsidiary of the Company incorporated in Delaware on December 8, 2020.

All activity through March 31, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and activities in connection with comsummating the business combination with Blade (see Note 6).

The registration statement for the Company’s Initial Public Offering was declared effective on September 12, 2019. On September 17, 2019, the Company consummated the Initial Public Offering of 27,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes a partial exercise by the underwriter of the over-allotment option to purchase an additional 2,500,000 Units, at $10.00 per Unit, generating gross proceeds of $275,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,000,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Experience Sponsor LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $7,500,000, which is described in Note 4.

Liquidity

As of March 31, 2021, the Company had $485,220 in its operating bank accounts, $276,947,475 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and current liabilities, net of $929,835.

Until the consummation of a Business Combination, the company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.

As noted above (Merger and PIPE Investment) on May 7 2021 the Company consummated the Merger and the PIPE investment.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Experience Investment Corp. (the “Company”) was incorporated in Delaware on May 24, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on companies in the travel and leisure industry. The Company has one subsidiary, Experience Merger Sub, Inc., direct wholly-owned subsidiary of the Company incorporated in Delaware on December 8, 2020 ("Merger Sub").

As of December 31, 2020, the Company had not commenced any operations. All activity through December 31, 2020 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination and activities in connection with the proposed acquisition of BLADE Urban Air Mobility, Inc., a Delaware corporation ("Blade") (see Note 6). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on September 12, 2019. On September 17, 2019, the Company consummated the Initial Public Offering of 27,500,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes a partial exercise by the underwriter of the over-allotment option to purchase an additional 2,500,000 Units, at $10.00 per Unit, generating gross proceeds of $275,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,000,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Experience Sponsor LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $7,500,000, which is described in Note 4.

Transaction costs amounted to $15,613,880 consisting of $5,500,000 of underwriting fees, $9,625,000 of deferred underwriting fees and $488,880 of other offering costs.

Following the closing of the Initial Public Offering on September 17, 2019, an amount of $275,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a‑7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on interest income earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest income earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor, officers and directors (the “initial stockholders”) have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company has until September 17, 2021 (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders or any of their respective affiliates acquire Public Shares after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Going Concern

As of December 31, 2020, the Company had $846,068 in its operating bank accounts, $276,943,339 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and working capital of $915,185. As of December 31, 2020, $409,908 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company's tax obligations.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties to complete a business combination. The Company's officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company's working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of the financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Blade Urban Air Mobility [Member]
Business, Liquidity and Capital Resources

Note 1 – Business, Liquidity and Capital Resources

Overview and Management’s Plans

Blade Urban Air Mobility, Inc. (“Blade”), a Delaware corporation, was formed on December 22, 2014. On May 21, 2020 and March 21, 2019, Blade formed Blade Urban Ground Mobility LLC, a New York limited liability company and Blade US LLC, a Delaware limited liability company, respectively, as its wholly owned subsidiaries. Blade and its wholly owned subsidiaries (the “Company”) have their headquarters in New York, New York.

The Company is committed to providing consumers with a cost effective and time efficient alternative to ground transportation for congested routes. Blade arranges charter and by-the-seat flights across helicopters, jets, turboprops, and amphibious seaplanes operating in various locations throughout the United States. Blade’s platform utilizes a technology-powered, asset-light business model. Blade provides transportation to its customers through a network of contracted aircraft operators. Blade does not own, lease or operate its own aircraft.

The Company’s asset-light business model was developed to be scalable and profitable using conventional helicopters today while enabling a seamless transition to Electric Vertical Aircraft (“EVA”), or as known within the aerospace community, Electric Vertical Take-Off and Landing aircraft (“eVTOL”), once they are certified for public use. The Company intends to leverage the lower operating costs of EVA versus helicopters to reduce the consumer’s price for its flights. Additionally, the Company expects the reduced noise footprint and zero carbon emission characteristics of EVA to allow for the development of new vertical landing infrastructure (“vertiports”) in its existing and new markets.

Liquidity and Capital Resources

As of March 31, 2021 and September 30, 2020, the Company’s cash on hand was $7,511 and $12,162, respectively. The Company has generated revenues of $9,273 and $6,454 for the three months ended March 31, 2021 and 2020, respectively, and $17,259 and $11,677 for the six months ended March 31, 2021 and 2020, respectively. On account of costs incurred in building its operations and developing its markets, the Company has incurred net losses of $4,221 and $3,409 for the three months ended March 31, 2021 and 2020, respectively, and $6,582 and $8,122 for the six months ended March 31, 2021 and 2020, respectively. As of March 31, 2021, the Company had working capital of $1,127 and stockholders’ equity of $7,696. During the six months ended March 31, 2021, cash flows used in operating activities were $607, consisting primarily of a net loss of $6,582 offset by non-cash stock-based compensation charges of $3,179 and an increase in accounts payable and accrued expenses of $3,235. Since inception, the Company has met its liquidity requirements principally through the sale of its convertible preferred stock in private placements.

On December 14, 2020, Blade entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Experience Investment Corp. (“Experience”), a Delaware corporation and Experience Merger Sub, Inc., also a Delaware corporation and a wholly-owned subsidiary of Experience (“Merger Sub”), providing for, among other things, and subject to the terms and conditions therein, a business combination between Blade and Experience (the “Merger”).

On May 7, 2021, the Company consummated the Merger. Simultaneous with the closing of the Merger, the Company consummated a PIPE financing. The Company received approximately $365,000 in gross proceeds at the time of the Merger with Experience, which included $125,000 in gross proceeds from the PIPE financing.

Note 1 — Business, Liquidity and Capital Resources

Overview and Management’s Plans

Blade Urban Air Mobility, Inc. (“Blade”), a Delaware corporation, was formed on December 22, 2014. On May 21, 2020 and March 21, 2019, Blade formed Blade Urban Ground Mobility LLC, a New York limited liability company and Blade US LLC, a Delaware limited liability company, respectively, as its wholly owned subsidiaries. Blade and its wholly owned subsidiaries (the “Company”) have their headquarters in New York, New York.

The Company is committed to providing consumers with a cost effective and time efficient alternative to ground transportation for congested routes. Blade arranges charter and by-the-seat flights across helicopters, jets, turboprops, and amphibious seaplanes operating in various locations throughout the United States. Blade’s platform utilizes a technology-powered, asset-light business model. Blade provides transportation to its customers through a network of  contracted aircraft operators. Blade does not own,  lease or operate its own aircraft.

The Company’s asset-light business model was developed to be scalable and profitable using conventional helicopters today while enabling a seamless transition to Electric Vertical Aircraft (“EVA”), or as known within the aerospace community, Electric Vertical Take-Off and Landing aircraft (“eVTOL”), once they are certified for public use. The Company intends to leverage the lower operating costs of EVA versus helicopters to reduce the consumer’s price for its flights. Additionally, the Company expects the reduced noise footprint and zero carbon emission characteristics of EVA to allow for the development of new vertical landing infrastructure (“vertiports”) in its existing and new markets.

Liquidity and Capital Resources

As of September 30, 2020 and 2019, the Company’s cash on hand was $12,162 and $22,177, respectively. The Company has generated revenues of $23,434 and $31,196 for the years ended September 30, 2020 and 2019, respectively. On account of costs incurred in building its operations and developing its markets, the Company has incurred net losses of $10,160 and $10,838 for the years ended September 30, 2020 and 2019, respectively. As of September 30, 2020, the Company had working capital of $8,035 and stockholders’ equity of $11,080. During the year ended September 30, 2020, cash flows used in operating activities were $10,818, consisting primarily of a net loss of $10,160 which included non-cash stock-based compensation charges of $490. Since inception, the Company has met its liquidity requirements principally through the sale of its convertible preferred stock in private placements.

The Company will need to raise additional capital in order to fully realize management’s plans. On December 14, 2020, Blade entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Experience Investment Corp. (“Experience”), a Delaware corporation and Experience Merger Sub, Inc., also a Delaware corporation and a wholly-owned subsidiary of  Experience (“Merger Sub”), providing for, among other things, and subject to the terms and conditions therein, a business combination between Blade and Experience. The proposed Merger is expected to be consummated after the required approval by the stockholders of both Experience and Blade and the satisfaction or waiver of certain other conditions. At the reference price of $10.00 per share of the Experience Class A common stock, the total merger consideration of 35,625,000 shares of Experience Class A common stock would have a value of $356,250. Simultaneous with the closing of the merger, the parties are expected to close on a PIPE financing providing gross proceeds of $125,000. Upon the consummation of the merger and the PIPE financing, it is estimated that the post-merger company will have approximately $103,000 of cash (unaudited). Should Blade not be successful in consummation of the Merger Agreement, Blade would pursue raising capital through other means, including the sale of its common stock and preferred stock in private placements, although there can be no assurance that the Company will be able to do so on terms that would be acceptable to the Company.